[LOGO OF REEDSMITH]


                                                                Reed Smith LLP
                                                           1301 K Street, N.W.
                                                       Suite 1100 - East Tower
                                                   Washington, D.C. 20005-3373
 W. THOMAS CONNER                                              +1 202 414 9200
 Direct Phone: +1 202 414 9208                             Fax +1 202 414 9299
 Email: tconner@reedsmith.com                                    reedsmith.com



November 10, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: Pre-Effective Amendment No. 2 to the Registration Statement on Form N-4
    Metropolitan Life Insurance Company
    MetLife of CT Separate Account Eleven
    (File Nos. 333-198314/811-04001)
    (MetLife Accumulation Annuity)

Commissioners:

On behalf of MetLife Insurance Company of Connecticut (the "Company") and MetLife of CT Separate Account Eleven (the "Account"), we are transmitting for filing under the Securities Act of 1933, as amended, Pre-Effective Amendment No. 2 (the "Amendment") to the Account's registration statement on Form N-4 (the "Registration Statement") for the "MetLife Accumulation Annuity" ("MAA") individual flexible premium deferred variable annuity contracts. All financial statements and exhibits required to be filed are included therein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("Staff") to date on the Registration Statement. This filing has been marked to show changes from Pre-Effective Amendment No. 1 to the Registration Statement.

We hereby represent that the Amendment reflects all disclosure changes made in response to comments received from the Staff in connection with its review of the MetLife Portfolio Architect registration statement (File No. 333-198448) that were also applicable to the MAA Registration Statement.

Pursuant to Rule 461 under the 1933 Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-referenced registration statement to November 12, 2014. The Company would very much appreciate any assistance the SEC Staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 414-9208.

Sincerely,

/s/ W. Thomas Connor
-------------------------
W. Thomas Conner

Attachment
cc: John B. Towers, Esq.
    Michele H. Abate, Esq.

NEW YORK . LONDON . HONG KONG . CHICAGO . WASHINGTON, D.C. . BEIJING . PARIS .
      LOS ANGELES . SAN FRANCISCO . PHILADELPHIA . SHANGHAI . PITTSBURGH

   MUNICH . ABU DHABI . PRINCETON . NORTHERN VIRGINIA . WILMINGTON . SILICON
               VALLEY . DUBAI . CENTURY CITY . RICHMOND . GREECE